Share-based Payments	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangements [Abstract]
Share-based payments

Note 8 - Share-based payments

During March 2019, the board of directors of the Company approved the grant of 2,871 thousand options to directors, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,398 thousand. Those options that were granted to directors were approved by the shareholders of the Company in April 2019.

In additional, the Company granted 61 thousand options to Tmura, an Israeli charity organization, the options have an exercise price equals USD 6 per ordinary share, and were immediately vested at the date of grant. The fair value of these options as of the grant date was measured at USD 56 thousand.

In additional, the Company granted 240 thousand options to the placement agents (see Note 6A), the options have an exercise price equals USD 2.188 per ordinary share, and 5 years of vesting. The fair value of these options as of the grant date was measured at USD 298 thousand. An amount of USD 170 was recorded to finance expenses and the reminder as issuance expenses.

These options listed above were measured using the binominal model. The following inputs were used in the measurement of the fair value of these share-based payments:

Share Price (USD)	1.6 - 1.07
Option Price (USD)	0.55 -3.63
Expected Volatility (%)	113.78% - 112.42%
Expected Duration (years)	4.61 - 7
Exercise Coefficient	2 - 2.8
Dividend Yield (%)	0%
Risk Free Rate Interest (%)	1.63% - 2.52%

The annual Expected Volatility applied was based on the historical weighted average volatility of relevant comparable companies, for a period corresponding to the share options’ contractual term.

The risk-free interest rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of grant.

During the six-month period ended June 30, 2019 the Company recorded an expense of USD 499 thousand, of which USD 361 thousand are to key management personnel.